Filed under Rules 497(e) and 497(k)
Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Franklin Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated August 23, 2024 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2024, as supplemented and amended to date

S. Kenneth Leech, a portfolio manager with Western Asset Management Company, an affiliate of Franklin Advisers, Inc., is no longer a member of the Portfolio’s portfolio management team. Accordingly, effective immediately, all references to Mr. Leech are hereby deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-FTO2 (8/24)